As filed with the Securities and Exchange Commission on July 12, 2023.

File Nos. 333-206784 and 811-23096

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 144	☒

and/or

REGISTRATION STATEMENT

UNDER

THE INVESTMENT COMPANY ACT OF 1940	☒
Amendment No. 147	☒

Legg Mason ETF Investment Trust*

(Exact Name of Registrant as Specified in Charter)

620 Eighth Avenue, New York, NY 10018

(Address of Principal Executive Offices) (Zip Code)

Registrant’s Telephone Number, Including Area Code (877) 721-1926

Name and Address of Agent for Service of Process: Harris Goldblat Franklin Templeton 100 First Stamford Place Stamford, Connecticut 06902	Copy to: J. Stephen Feinour, Jr. Stradley Ronon Stevens & Young, LLP 2005 Market Street, Suite 2600 Philadelphia, PA 19103

Approximate Date of Proposed Public Offering: Continuous

It is proposed that this filing will become effective (check appropriate box)

☐	immediately upon filing pursuant to paragraph (b)
☒	on August 1, 2023 pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)(1)
☐	on (date) pursuant to paragraph (a)(1) of Rule 485
☐	75 days after filing pursuant to paragraph (a)(2)
☐	on (date) pursuant to paragraph (a)(2) of rule 485

If appropriate, check the following box:

☒	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

*This Post-Effective Amendment to the Registrant’s Registration Statement on Form N-1A relates only to the prospectus, statement of additional information (“SAI”) and Part C of the Western Asset Short Duration Income ETF, a series of the Registrant and does not otherwise delete, amend, or supersede any information relating to any other series of the Registrant

PART A, PART B AND PART C

Pursuant to Rule 485(b)(1)(iii) of the Securities Act of 1933, this Post-Effective Amendment No. 144 to the Registration Statement, relating only to the Western Asset Short Duration Income ETF a series of the Registrant (the “Fund”), is being filed for the sole purpose of designating August 1, 2023 as the new date upon which Post-Effective Amendment No. 143, as filed on May 18, 2023 (Accession # 0001193125-23-148033), (“PEA 143”) shall become effective.

Accordingly, the Part A - Prospectus, Part B - Statement of Additional Information and Part C of Western Asset Short Duration Income ETF, as filed in PEA 143, are incorporated herein by reference in their entirety into this filing.

SIGNATURE

Pursuant to the requirements of the Securities Act of 1933, and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933, and has duly caused the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized in the City of Baltimore, State of Maryland on the 12th day of July, 2023.

LEGG MASON ETF INVESTMENT TRUST

(Registrant)

By:	/s/ HARRIS GOLDBLAT
Harris Goldblat Vice President and Secretary

Pursuant to the requirements of the Securities Act of 1933, as amended, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated:

Signature	Title	Date

PATRICK O’CONNOR*	President, Chief Executive Officer – Investment Management	July 12, 2023
Patrick O’Connor

MATTHEW T. HINKLE*	Chief Executive Officer – Finance and Administration	July 12, 2023
Matthew T. Hinkle

VIVEK PAI* Vivek Pai	Chief Financial Officer, Chief Accounting Officer and Treasurer	July 12, 2023

ROHIT BHAGAT*	Trustee	July 12, 2023
Rohit Bhagat

JENNIFER M. JOHNSON*	Trustee	July 12, 2023
Jennifer M. Johnson

ANANTHA K. PRADEEP*	Trustee	July 12, 2023
Anantha K. Pradeep

DEBORAH D. MCWHINNEY*	Trustee	July 12, 2023
Deborah D. McWhinney

*By:	/s/ HARRIS GOLDBLAT
Harris Goldblat Attorney-in-Fact (Pursuant to Power of Attorney previously filed)